Schedule of Fair Value of Profit Interest Units (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Weighted average expected term (years)	7 years
Risk-free interest rate	4.15%
Dividend yield	0.00%
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Weighted average expected term (years)		7 months 2 days	6 years
Weighted average expected volatility		80.80%	77.50%
Risk-free interest rate		3.80%	4.20%
Dividend yield		0.00%	0.00%
Weighted average Marketability Discount		14.40%	32.50%